Financial Liabilitiy at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2018
Financial liabilities at fair value through profit or loss [Abstract]
Details of financial liabilities at fair value through profit or loss

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	2,402,235	—
Financial liabilities held for trading	—	3,176,113
Financial liabilities at fair value through profit or loss designated as upon initial recognition	176,097	—
Financial liabilities designated as at FVTPL	—	251,796

Total	2,578,332	3,427,909

Details of financial liabilities at fair value through profit or loss mandatorily measured at fair value and financial liabilities held for trading

(2)	Financial liabilities at fair value through profit or loss mandatorily measured at fair value(Financial liabilities held for trading) are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Deposits
Gold banking liabilities	24,485	25,964
Derivative liabilities	2,377,750	3,150,149

Total	2,402,235	3,176,113

Details of financial liabilities at fair value through profit or loss designated as upon initial recognition and financial liabilities designated at fair value through profit or loss

(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition(Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Equity linked securities index:
Equity linked securities index in short position	176,097	160,057
Debentures:
Debentures in local currency	—	91,739

Total	176,097	251,796

Financial liabilities at fair value through profit or loss designated are designated as such in order to eliminate or significantly reduce accounting mismatch arising from recognition or measurement.

Credit risk adjustments to financial liabilities designated at fair value through profit or loss

(4)

Credit risk adjustments to financial liabilities at fair value through profit or loss designated as upon initial recognition(Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Financial liabilities at fair value through profit or loss designated as upon initial recognition	176,097	—
Financial liabilities designated as at FVTPL	—	616,177
Changes in fair value for credit risk adjustments	(179)	(261)
Accumulated changes in credit risk adjustments	(39)	89

Differences between financial liabilities at fair value through profit or loss carrying amount and nominal amount at maturity

(5)

The difference between financial liabilities at fair value through profit or loss designated as upon initial recognition’s(Financial liabilities designated as at FVTPL) carrying amount and nominal amount at maturity is as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Carrying amount	176,097	251,796
Nominal amount at maturity	212,259	255,408

Difference	(36,162)	(3,612)

Changes in equity in relation to financial liabilities at FVTPL designated upon initial recognition cumulative gains

2)	Cumulative gains on financial liabilities designated at FVTPL replaced to retained earnings from other comprehensive income are as follows (Unit: Korean Won in millions):

For the six months ended June 30, 2018
Equity-linked securities index:	(8)